Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Money Market Funds

Supplement dated April 25, 2012 to

the Fiduciary Shares Prospectus dated December 1, 2011

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective June 1, 2012, the Prospectus is modified as follows:

The subsection titled “TRANSACTION POLICIES” on pages 17-18, under the section titled “SHAREOWNER GUIDE – HOW TO INVEST IN HIGHMARK FUNDS,” is hereby deleted and replaced in its entirety with the following:

Valuation of Shares. A Fund’s NAV per share of a class is calculated according to the following formula:

(Total market value of the Fund’s investments and other assets allocable to the class – the class’s liabilities)

÷ Total number of the Fund’s Shares outstanding in the class

= The class’s NAV per share

We determine the NAV of HighMark California Tax-Free Money Market Fund and HighMark 100% U.S. Treasury Money Market Fund as of 12:00 p.m. Pacific time (3:00 p.m. Eastern time) every business day (as defined below), based on the amortized cost of the Fund’s assets. We determine the NAV of HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund as of 1:30 p.m. Pacific time (4:30 p.m. Eastern time) every business day, based on the amortized cost of the Fund’s assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund’s NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund’s assets is not available, we value securities by using a method that HighMark Funds’ Board of Trustees believes accurately reflects fair value. HighMark Funds’ Board of Trustees reviews and approves HighMark Funds’ written fair valuation procedures in advance of their use. In addition, HighMark Funds’ Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures. For further information about how we determine the value of the Funds’ investments, see the SAI.

HMKSK1040010

Buy and Sell Prices. When you buy Shares of a Fund, the amount you pay per Share is based on the NAV per share of the applicable class of Shares next determined after we receive your order in good order. When you sell Shares of a Fund, the amount of your proceeds is based on the NAV per share of the applicable class of Shares next determined after we receive your order in good order.

Execution of Orders. You may buy and sell Shares of the Funds on any day that both the Federal Reserve Wire System and the New York Stock Exchange (“NYSE”) are open for business (hereafter referred to as a “business day”). The NYSE is closed on weekends and national holidays.

•    Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your purchase order and your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

•    Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

• 100% U.S. Treasury Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• California Tax-Free Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• Diversified Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• Treasury Plus Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• U.S. Government Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

In addition, you must wire the money you wish to invest and it must be received by our transfer agent by the time applicable to your Fund listed above. If we do not receive your order or the money you plan to wire by the applicable deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

HighMark Funds and HighMark Capital Management, Inc. reserve the right to limit the amount of purchase orders or to reject any purchase order for any reason.

•    Selling Shares: To sell Shares on any one business day, you must place your redemption order by the following times:

• 100% U.S. Treasury Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• California Tax-Free Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• Diversified Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• Treasury Plus Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• U.S. Government Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

If we do not receive your request by the time applicable to your Fund listed above, we will execute your order on the following business day.

Notwithstanding the foregoing, the Funds reserve the right to close early on the day following Thanksgiving, Christmas Eve and on any day it is known that the primary trading markets for a Fund’s portfolio instruments will be closing early.

Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Money Market Funds

Supplement dated April 25, 2012 to

the Retail Shares Prospectus dated December 1, 2011

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective June 1, 2012, the Prospectus is modified as follows:

The subsection titled “TRANSACTION POLICIES” on pages 20-21, under the section titled “SHAREOWNER GUIDE – HOW TO INVEST IN HIGHMARK FUNDS,” is hereby deleted and replaced in its entirety with the following:

Valuation of Shares. A Fund’s NAV per share of a class is calculated according to the following formula:

(Total market value of the Fund’s investments and other assets allocable to the class – the class’s liabilities)

÷ Total number of the Fund’s Shares outstanding in the class

= The class’s NAV per share

We determine the NAV of HighMark California Tax-Free Money Market Fund and HighMark 100% U.S. Treasury Money Market Fund as of 12:00 p.m. Pacific time (3:00 p.m. Eastern time) every business day (as defined below), based on the amortized cost of the Fund’s assets. We determine the NAV of HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund as of 1:30 p.m. Pacific time (4:30 p.m. Eastern time) every business day, based on the amortized cost of the Fund’s assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund’s NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund’s assets is not available, we value securities by using a method that HighMark Funds’ Board of Trustees believes accurately reflects fair value. HighMark Funds’ Board of Trustees reviews and approves HighMark Funds’ written fair valuation procedures in advance of their use. In addition, HighMark Funds’ Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures. For further information about how we determine the value of the Funds’ investments, see the SAI.

HMKSK1040020

Buy and Sell Prices. When you buy Shares of a Fund, the price you will pay per Share (the “offering price”) is based on the NAV per share of the applicable class of Shares next determined after we receive your order in good order, plus any applicable sales charges. When you sell Shares of a Fund, you receive proceeds based on the NAV per share of the applicable class of Shares next determined after we receive your order in good order, minus any applicable deferred sales charges.

Execution of Orders. You may buy and sell Shares of the Funds on any day that both the Federal Reserve Wire System and the New York Stock Exchange (“NYSE”) are open for business (hereafter referred to as a “business day”). The NYSE is closed on weekends and national holidays.

•    Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your purchase order and your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

•    Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

• 100% U.S. Treasury Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• California Tax-Free Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• Diversified Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• Treasury Plus Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• U.S. Government Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

In addition, you must wire the money you wish to invest and it must be received by our transfer agent by the time applicable to your Fund listed above. If we do not receive your order or the money you plan to wire by the applicable deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

HighMark Funds and HighMark Capital Management, Inc. reserve the right to limit the amount of purchase orders or to reject any purchase order for any reason.

•    Selling Shares: To sell Shares on any one business day, you must place your redemption order by the following times:

• 100% U.S. Treasury Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• California Tax-Free Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• Diversified Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• Treasury Plus Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• U.S. Government Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

If we do not receive your request by the time applicable to your Fund listed above, we will execute your order on the following business day.

Notwithstanding the foregoing, the Funds reserve the right to close early on the day following Thanksgiving, Christmas Eve and on any day it is known that the primary trading markets for a Fund’s portfolio instruments will be closing early.

Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Money Market Funds

Supplement dated April 25, 2012 to

the Class S Shares Prospectus dated December 1, 2011

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective June 1, 2012, the Prospectus is modified as follows:

The subsection titled “TRANSACTION POLICIES” on pages 17-18, under the section titled “SHAREOWNER GUIDE – HOW TO INVEST IN HIGHMARK FUNDS,” is hereby deleted and replaced in its entirety with the following:

Valuation of Shares. A Fund’s NAV per share of a class is calculated according to the following formula:

(Total market value of the Fund’s investments and other assets allocable to the class – the class’s liabilities)

÷ Total number of the Fund’s Shares outstanding in the class

= The class’s NAV per share

We determine the NAV of HighMark California Tax-Free Money Market Fund and HighMark 100% U.S. Treasury Money Market Fund as of 12:00 p.m. Pacific time (3:00 p.m. Eastern time) every business day (as defined below), based on the amortized cost of the Fund’s assets. We determine the NAV of HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund as of 1:30 p.m. Pacific time (4:30 p.m. Eastern time) every business day, based on the amortized cost of the Fund’s assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund’s NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund’s assets is not available, we value securities by using a method that HighMark Funds’ Board of Trustees believes accurately reflects fair value. HighMark Funds’ Board of Trustees reviews and approves HighMark Funds’ written fair valuation procedures in advance of their use. In addition, HighMark Funds’ Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures. For further information about how we determine the value of the Funds’ investments, see the Statement of Additional Information (“SAI”).

HMKSK1040030

Buy and Sell Prices. When you buy Shares of a Fund, the amount you pay per Share is based on the NAV per share of the applicable class of Shares next determined after we receive your order in good order. When you sell Shares of a Fund, the amount of your proceeds is based on the NAV per share of the applicable class of Shares next determined after we receive your order in good order.

Execution of Orders. You may buy and sell Shares of the Funds on any day that both the Federal Reserve Wire System and the New York Stock Exchange (“NYSE”) are open for business (hereafter referred to as a “business day”). The NYSE is closed on weekends and national holidays.

•    Purchasing Shares by Mail: If you mail us a purchase order, we will execute it as soon as we have received your purchase order and your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

•    Purchasing Shares by Wire: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

• 100% U.S. Treasury Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• California Tax-Free Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• Diversified Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• Treasury Plus Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• U.S. Government Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

In addition, you must wire the money you wish to invest and it must be received by our transfer agent by the time applicable to your Fund listed above. If we do not receive your order or the money you plan to wire by the applicable deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

HighMark Funds and HighMark Capital Management, Inc. reserve the right to limit the amount of purchase orders or to reject any purchase order for any reason.

•    Selling Shares: To sell Shares on any one business day, you must place your redemption order by the following times:

• 100% U.S. Treasury Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• California Tax-Free Money Market Fund: Before 9:00 a.m. Pacific time (12:00 p.m. Eastern time)

• Diversified Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• Treasury Plus Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

• U.S. Government Money Market Fund: Before 1:30 p.m. Pacific time (4:30 p.m. Eastern time)

If we do not receive your request by the time applicable to your Fund listed above, we will execute your order on the following business day.

Notwithstanding the foregoing, the Funds reserve the right to close early on the day following Thanksgiving, Christmas Eve and on any day it is known that the primary trading markets for a Fund’s portfolio instruments will be closing early.

Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Supplement dated April 25, 2012 to

the Statement of Additional Information dated December 1, 2011,

as supplemented March 21, 2012

This Supplement provides new and additional information beyond the information already contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective June 1, 2012, the first paragraph on page 62 in the section titled “VALUATION” is hereby deleted and replaced in its entirety with the following:

As disclosed in the Prospectuses, HighMark California Tax-Free Money Market Fund and HighMark 100% U.S. Treasury Money Market Fund’s NAV per share for purposes of pricing purchase and redemption orders is determined by the Sub-Administrator as of 12:00 p.m. Pacific Time (3:00 p.m. Eastern Time) on days on which both the NYSE and the Federal Reserve wire system are open for business. As disclosed in the Prospectuses, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund’s NAV per share for purposes of pricing purchase and redemption orders is determined by the Sub-Administrator as of 1:30 p.m. Pacific Time (4:30 p.m. Eastern Time) on days on which both the NYSE and the Federal Reserve wire system are open for business. As disclosed in the Prospectuses, the NAV per share of each Equity Fund, Fixed-Income Fund and Asset Allocation Portfolio for purposes of pricing purchase and redemption orders is determined by the Sub-Administrator as of the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time), on days on which the NYSE is open for business.

HMKSK1040040